Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2023	2022
Bank balances	26,629	190,286
Call deposits	11,900	0
Cash and cash equivalents in the statement of cash flows	38,529	190,286